Taxation - Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current	¥ 283,372	$ 43,429	¥ 355,398	¥ 275,779
Deferred	(22,427)	(3,437)	144,963	102,111
Income tax expense	¥ 260,945	$ 39,992	¥ 500,361	¥ 377,890